Taxes - Schedule of Components of the Benefit of (Provision for) Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Components of the Benefit of (Provision for) Income Taxes [Abstract]
Current	¥ (6,014,447)	$ (836,688)	¥ (140,037)	¥ (135,968)
Deferred	(547,502)	(76,165)	2,666,910	3,758,877
Income tax credit	¥ (6,561,949)	$ (912,853)	¥ 2,526,873	¥ 3,622,909